FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments
	July 31, 2018		July 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$5,255,073	$5,255,073	$5,381,195	$5,381,195
Marketable securities	$3,141,828	$3,141,828	$2,815,727	$2,815,727
Restricted cash	$1,624,550	$1,624,550	$1,295,734	$1,295,734
Security deposits payable	$1,343,671	$1,343,671	$1,036,197	$1,036,197
Mortgage	$5,467,111	$4,939,149	$5,629,679	$5,403,180